Private Placements of Restricted Common Stock (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Private Placement Of Restricted Common Stock [Abstract]
Summary of proceeds from private placements
Date	Shares	Gross Proceeds	Related Warrant Liability at Inception	Related Warrant Liability at June 30, 2012
February 25, 2011	4,766,666	$1,430,000	$2,350,251	$49,583
May 31, 2011	1,409,999	423,000	1,186,859	191,307
June 27, 2011	1,874,999	562,500	1,243,838	18,001
July 12, 2011	83,333	25,000	57,742	-
December 2, 2011	200,000	40,000	-	-
February 10, 2012	3,250,000	325,000	-	-
February 14, 2012	4,000,000	400,000	-	-
March 7, 2012	1,000,000	100,000	-	-
March 15, 2012	1,750,000	175,000	-	-
March 22, 2012	250,000	25,000	-	-
April 9, 2012	1,000,000	100,000	-	-
April 24, 2012	* 200,000	-	-	-
June 28, 2012	2,400,000	600,000	-	-
	22,184,997	$4,205,500	$4,838,690	$258,891

Date	Shares	Gross Proceeds	Related Warrant Liability at Inception	Related Warrant Liability at December 31, 2011
February 25, 2011	4,766,666	$1,430,000	$2,350,251	$381,401
May 31, 2011	1,409,999	423,000	1,186,859	118,141
June 27, 2011	1,874,999	562,500	1,243,838	159,234
July 12, 2011	83,333	25,000	57,742	7,162
December 2, 2011	200,000	40,000	-	-
	8,334,997	$2,480,500	$4,838,690	$665,938